Financial instruments (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Accounting policy A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.